Segment information	9 Months Ended
Sep. 30, 2026
Operating segments [Abstract]
Segment information	Segment information
15.1.    Segment reporting
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, our Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. Total assets and liabilities for each segment are not reported to our Chief Executive Officer. We operate in the following business segments: social casino games and iGaming (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Revenue:
Social casino games	$76,835	$79,618	$231,079	$219,237
iGaming	17,436	16,229	51,602	44,915
Total Revenue	$94,271	$95,847	$282,681	$264,152
Advertising expenses:
Social casino games	$8,474	$6,725	$25,972	$19,968
iGaming	3,895	6,594	13,246	17,333
Total advertising expenses	$12,369	$13,319	$39,218	$37,301
Depreciation and amortization (including right-of-use assets):
Social casino games	$1,804	$1,613	$5,468	$2,221
iGaming	903	899	2,698	2,581
Total depreciation and amortization (including right-of-use assets)	$2,707	$2,512	$8,166	$4,802
Interest income:
Social casino games	$4,753	$4,212	$13,419	$12,126
iGaming	—	—	—	—
Total interest income	$4,753	$4,212	$13,419	$12,126
Interest expense:
Social casino games	$485	$508	$1,430	$1,418
iGaming	4	1	4	4
Total interest expense	$489	$509	$1,434	$1,422
Profit before income tax:
Social casino games	$30,109	$43,746	$118,146	$110,305
iGaming	(817)	(2,623)	(2,043)	(5,784)
Total profit before income tax	$29,292	$41,123	$116,103	$104,521
15.2.    Disaggregation of revenue
The Company’s business operations are located in domestic and international regions, including the United States. We believe disaggregation of our revenue based on geographic location from which revenue is generated are appropriate categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The following table presents our revenue disaggregated based on geographic location (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
U.S.	$57,024	$60,996	$172,954	$182,507
Canada	4,714	4,796	13,896	14,043
United Kingdom	17,392	15,929	50,900	42,268
Germany	7,133	7,167	21,061	7,614
International-other	8,008	6,959	23,870	17,720
Total	$94,271	$95,847	$282,681	$264,152
15.3.    Major external customers
No individual external customer accounted for more than 10% of consolidated revenue for each of the nine months ended September 30, 2026 and 2025.